CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Accounts receivable net	$ 12,646	$ 9,123	$ 7,906
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	400,000,000	20,000,000	20,000,000
Common stock shares issued	7,598,676	6,998,676	5,623,676
Common stock shares outstanding	7,598,676	6,998,676	5,623,676
Series C Preferred Stock
Convertible Preferred Stock par value	$ 0.0001	$ 0.0001
Convertible Preferred Stock shares authorized	6,944,445	6,944,445
Convertible Preferred Stock shares issued	1,388,890
Convertible Preferred Stock shares outstanding	1,388,890
Series B Preferred Stock
Convertible Preferred Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible Preferred Stock shares authorized	62,500	62,500	62,500
Convertible Preferred Stock shares issued	9,938	9,938	9,938
Convertible Preferred Stock shares outstanding	9,938	9,938	9,938
Series A Preferred Stock
Convertible Preferred Stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible Preferred Stock shares authorized	100,000	100,000	100,000
Convertible Preferred Stock shares issued	688	688	688
Convertible Preferred Stock shares outstanding	688	688	688